Stock Based Compensation Plans: (Details 2) (USD $)	9 Months Ended
Sep. 30, 2014
Stock Based Compensation Plans: [Abstract]
Outstanding Options Number: $1.82 - $1.82	2,567,500
Outstanding Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Outstanding Options Aggregate Intrinsic Value: $1.82 - $1.82	$ 5,982,275
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	1 year 95 days
Exercisable Options Number: $1.82 - $1.82	2,567,500
Exercisable Options Weighted Average Exercise Price: $1.82 - $1.82	$ 1.82
Exercisable Options Aggregate Intrinsic Value: $1.82 - $1.82	5,982,275
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $1.82	1 year 95 days
Outstanding Options Number: $1.92 - $1.92	950,000
Outstanding Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 - $1.92	2,118,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	6 years 252 days
Exercisable Options Number: $1.92 - $1.92	950,000
Exercisable Options Weighted Average Exercise Price: $1.92 - $1.92	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 - $1.92	2,118,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $1.92	6 years 252 days
Outstanding Options Number: $2.89 - $2.89	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 - $2.89	2,041,830
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	2 years 120 days
Exercisable Options Number: $2.89 - $2.89	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 - $2.89	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 - $2.89	2,041,830
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89 - $2.89	2 years 120 days
Outstanding Options Number: $3.00 - $3.00	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 - $3.00	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 - $3.00	287,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	3 years 256 days
Exercisable Options Number: $3.00 - $3.00	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 - $3.00	3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 - $3.00	287,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00 - $3.00	3 years 256 days
Outstanding Options Number: $4.02 - $4.02	310,000
Outstanding Options Weighted Average Exercise Price: $4.02 - $4.02	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 - $4.02	40,300
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02 - $4.02	9 years 299 days
Exercisable Options Number: $4.02 - $4.02	103,331
Exercisable Options Weighted Average Exercise Price: $4.02 - $4.02	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 - $4.02	13,433
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02 - $4.02	9 years 299 days
Outstanding Options Number: $1.82 - $4.02	5,698,000
Outstanding Options Weighted Average Exercise Price: $1.82 - $4.02	$ 2.31
Outstanding Options Aggregate Intrinsic Value: $1.82 - $4.02	10,470,405
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.82 - $4.02	3 years 15 days
Exercisable Options Number: $1.82 - $4.02	5,491,331
Exercisable Options Weighted Average Exercise Price: $1.82 - $4.02	$ 2.25
Exercisable Options Aggregate Intrinsic Value: $1.82 - $4.02	$ 10,443,538
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.82 - $4.02	2 years 288 days